Redeemable Convertible Preferred Stock (Details) - Schedule of Redeemable Convertible Preferred Stock - $ / shares								9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2013	Sep. 30, 2023
Preferred Units [Line Items]
Numbers of Shares Issuable	8,695,000							8,695,000
Two Thousand Thirteen [Member]
Preferred Units [Line Items]
Numbers of Shares Issuable							70,000	70,000
Exercise Price							$ 0.25	$ 0.25
Classification							Nov – 2023	Nov – 2023
Expiration Date							Equity	Equity
Two Thousand Fifteen [Member]
Preferred Units [Line Items]
Numbers of Shares Issuable						2,300,000		2,300,000
Exercise Price						$ 1		$ 1
Classification						Nov – 2025		Nov – 2025
Expiration Date						Equity		Equity
Two Thousand Seventeen [Member]
Preferred Units [Line Items]
Numbers of Shares Issuable					2,300,000			2,300,000
Exercise Price					$ 1			$ 1
Classification					Aug – 2027			Aug – 2027
Expiration Date					Equity			Equity
Two Thousand Eighteen [Member]
Preferred Units [Line Items]
Numbers of Shares Issuable				805,000				805,000
Exercise Price				$ 1				$ 1
Classification				Jan – 2029				Jan – 2029
Expiration Date				Equity				Equity
Two Thousand Nineteen [Member]
Preferred Units [Line Items]
Numbers of Shares Issuable			920,000					920,000
Exercise Price			$ 1					$ 1
Classification			Dec – 2029					Dec – 2029
Expiration Date			Equity					Equity
Two Thousand Twenty One [Member]
Preferred Units [Line Items]
Numbers of Shares Issuable		1,150,000						1,150,000
Exercise Price		$ 1						$ 1
Classification		Dec – 2030						Dec – 2030
Expiration Date		Equity						Equity
Two Thousand Twenty Two [Member]
Preferred Units [Line Items]
Numbers of Shares Issuable	1,150,000							1,150,000
Exercise Price	$ 1							$ 1
Classification	July – 2032							July – 2032
Expiration Date	Liability							Liability